Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Credit loss provision	$ (115,732)	$ (26,518)	$ 263,972